Goldman Sachs Emerging Markets Debt Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan Emerging Markets Bond Index (EMBITM) Global Diversified Index (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.39%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.39%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.02%	0.18%	3.08%
Performance Inception Date	Aug. 29, 2003
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.56%	(1.99%)	1.12%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	(0.87%)	1.46%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.36%	0.34%	2.78% [1]
Performance Inception Date	Sep. 29, 2006
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.43%	1.37%	3.86%
Performance Inception Date	Aug. 29, 2003
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.41%	1.32%	3.80%
Performance Inception Date	Jul. 30, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.55%	1.40%	3.88%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.